Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of Stock Option Activity

A summary of the stock option activity for the year ended December 31, 2019 is as follows:

		Weighted Average
	Number of Options	Exercise Price
Options outstanding as of December 31, 2018	2,551,743	$30.82
Exercised	(249,956)	20.54
Forfeited	(340,255)	36.43
Options outstanding as of December 31, 2019	1,961,532	$31.16
Options exercisable as of December 31, 2019	1,585,035	$33.73

Schedule of Stock Options Outstanding

The following table summarizes information about stock options outstanding at December 31, 2019:

Range of Exercise Prices			Outstanding options at December 31, 2019	Weighted- Average Remaining Contractual Life in Years	Weighted- Average Exercise Price	Exercisable options at December 31, 2019	Weighted- Average Exercise Price
$2.74	-	$19.59	33,828	8.12	$18.20	33,828	$18.20
$19.66	-	$19.66	828,891	6.98	19.66	566,036	19.66
$19.96	-	$23.41	523,812	7.23	22.05	415,233	22.25
$24.66	-	$120.51	575,001	4.39	56.75	569,938	57.00
			1,961,532	6.31	$31.16	1,585,035	$33.73

Aggregate intrinsic value (U.S. $ in thousands)			$563			$405

Schedule of Stock Option Assumptions

The Company used the Black-Scholes option-pricing model to determine the fair value of options granted during 2018 and 2017. No options were granted during 2019. The following assumptions were applied in determining the options’ fair value on their grant date:

	2018	2017
Risk-free interest rate	2.9%-3.1%	1.8%-2.2%
Expected option term (years)	5.3-5.5	5.1-6.0
Expected share price volatility	52.0%-52.2%	52.6%-54.0%
Dividend yield	—	—
Weighted average grant date fair value	$11.49	$11.10

Summary of RSUs and PSUs Activity

A summary of the Company’s RSUs and PSUs activity for the year ended December 31, 2019 is as follows:

	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested RSUs and PSUs outstanding as of December 31, 2018	1,422,887	$20.17
Granted	1,613,282	26.50
Vested	(309,642)	20.50
Forfeited	(363,536)	22.32
Unvested RSUs and PSUs outstanding as of December 31, 2019	2,362,991	$24.10

Schedule of Stock-based Compensation Expense

Stock-based compensation expense for stock options and equity classified RSUs included in the Company’s Statements of Operations and Comprehensive Loss were allocated as follows:

	2019	2018	2017
	(U.S. $ in thousands)
Cost of sales	$1,848	$1,474	$2,580
Research and development, net	5,167	3,215	3,503
Selling, general and administrative	13,549	10,997	11,639
Total stock-based compensation expenses	$20,564	$15,686	$17,722

Schedule of Accumulated Other Comprehensive Loss

The following tables present the changes in the components of accumulated other comprehensive loss, net of taxes for the years ended December 31, 2019, 2018 and 2017:

	Year ended December 31, 2019
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2019	$(627)	$(7,126)	$(7,753)
Other comprehensive loss before reclassifications	1,548	(580)	968
Amounts reclassified from accumulated other comprehensive loss	(931)	—	(931)
Other comprehensive income (loss)	617	(580)	37
Balance as of December 31, 2019	$(10)	$(7,706)	$(7,716)

	Year ended December 31, 2018
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2018	$330	$(7,353)	$(7,023)
Other comprehensive loss before reclassifications	(1,814)	(2,691)	(4,505)
Amounts reclassified from accumulated other comprehensive loss	857	2,918	3,775
Other comprehensive income (loss)	(957)	227	(730)
Balance as of December 31, 2018	$(627)	$(7,126)	$(7,753)

F-34

Table of Contents

STRATASYS LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Year ended December 31, 2017
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2017	$(24)	$(13,455)	$(13,479)
Other comprehensive loss before reclassifications	1,315	5,834	7,149
Amounts reclassified from accumulated other comprehensive loss	(961)	268	(693)
Other comprehensive income (loss)	354	6,102	6,456
Balance as of December 31, 2017	$330	$(7,353)	$(7,023)